Write-down and Loss on Sale of Assets (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022 vessel	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2022 vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 56,700,000
Operating Lease, Impairment Loss				$ 700,000	$ 2,900,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 43,600,000
Aframax Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 1,600,000
Number of Vessels held for sale | vessel					2
Number Of Vessels Impaired | vessel				1
Aframax Tanker | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of Vessels agreed to be sold | vessel		2	2
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel						2
Asset Impairment Charges						$ 3,200,000
Number of Vessels agreed to be sold | vessel				1
Suezmax Tankers | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1
Number of Vessels agreed to be sold | vessel		1
Suezmax and Aframax Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 4,600,000
Number of Vessels agreed to be sold | vessel				2
Aframax Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 65,400,000
Number Of Vessels Impaired | vessel				1	9
Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 85,000,000
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				3
LR2 Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				3
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets					$ 2,600,000	$ 2,300,000
Number Of Vessels Sold | vessel					3	1
Aframax Tanker
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets				$ 2,100,000
Number Of Vessels Sold | vessel				4
Number Of Vessels				2
Ship to Ship Transfer Business | Ship To Ship Transfer [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Business					$ 3,100,000
Proceeds from business divestiture					27,100,000
Proceeds From Divestiture of Business Adjustment					$ 1,100,000